Derivatives and hedge accounting - Offsetting (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial assets	kr 7,200	kr 7,803
Amounts offset in the statement of financial position	(671)
Net amounts of financial assets presented in the statement of financial position	6,529	7,803
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the statement of financial position related to:
Financial instruments	(4,324)	(5,713)
Cash collateral received	(1,805)	(1,784)
Net amount	400	306
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	22,648	16,480
Amounts offset in the statement of financial position	(714)
Net amounts of financial liabilities presented in the statement of financial position	21,934	16,480
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the statement of financial position related to:
Financial instruments	(4,324)	(5,713)
Cash collateral paid	(15,537)	(9,031)
Net amount	kr 2,073	kr 1,736